Loan Number	FK ID	Redacted Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
xxx	xxx	CC62B5B3-2835-420A-9BE8-415E6393FF88	xxx	xxx	AK	7/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.	Comments on 8/3/2016 indicate the customer was sent a delinquency notice. No contact was made with the customer at the end of the review period.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comments on 8/3/2016 indicate the customer was sent a delinquency notice.  No contact was made with the customer at the end of the review period.

Loan Number	FK ID	Redacted Loan Number	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
xxx	xxx	F9C3FC5E-4989-41CC-8AB7-654F0ABC09B2	xxx	OH	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.